Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 4,149	$ 54,355
Digital assets	1,462	0
Restricted cash	206	0
Accounts receivable, net	218	181
Notes receivable	5,510	1,859
Other current assets	17,766	22,027
Total current assets	29,311	78,422
Investments	7,520	19,949
Mining equipment, net	36,194	0
Intangible assets, net	44,947	63,017
Notes receivable, long-term		11,988
Other assets	92,567	102,548
Total assets	210,539	275,924
Accounts payable	954	1,252
Accrued liabilities	2,776	3,250
Accrued payroll and employee compensation	158	199
Deferred revenue	157	210
Other current liabilities	50	297
Total current liabilities	4,095	5,208
Deferred revenue, long-term	63	58
Other non-current liabilities	1,028	1,032
Total liabilities	5,186	6,298
Commitments and contingencies (Note 12)
Preferred shares, no par value, unlimited shares authorized, 96,000 shares issued and outstanding as of September 30, 2022 and December 31, 2021	42,350	42,350
Common shares, no par value; unlimited shares authorized, 67,106,104 and 63,566,403 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	455,851	444,265
Accumulated other comprehensive loss	(1,796)	(1,794)
Accumulated deficit	(291,052)	(215,195)
Total shareholders’ equity	205,353	269,626
Total liabilities and shareholders’ equity	$ 210,539	$ 275,924